CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 21,044	$ 16,366	$ (7,336)
Depreciation, depletion, amortization and impairment	13,680	14,343	22,861
Non-current liabilities, valuation allowances and deferred taxes	4,594	962	(1,782)
(Gains) losses on disposals of assets	369	(454)	(909)
Undistributed affiliates' equity earnings	6,057	(667)	948
(Increase) decrease in working capital	1,191	(616)	1,869
Other changes, net	432	476	(848)
Cash flow from operating activities	47,367	30,410	14,803
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(15,690)	(12,343)	(10,764)
Acquisitions of subsidiaries, net of cash acquired	(94)	(321)	(966)
Investments in equity affiliates and other securities	(3,042)	(2,678)	(2,120)
Increase in non-current loans	(976)	(1,247)	(1,684)
Total expenditures	(19,802)	(16,589)	(15,534)
Proceeds from disposals of intangible assets and property, plant and equipment	540	770	740
Proceeds from disposals of subsidiaries, net of cash sold	835	269	282
Proceeds from disposals of non-current investments	577	722	578
Repayment of non-current loans	2,734	1,172	855
Total divestments	4,686	2,933	2,455
Cash flow used in investing activities	(15,116)	(13,656)	(13,079)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	370	381	374
Issuance (repayment) of shares: Treasury shares	(7,711)	(1,823)	(611)
Dividends paid: Parent company shareholders	(9,986)	(8,228)	(6,688)
Dividends paid: Non-controlling interests	(536)	(124)	(184)
Net issuance of perpetual subordinated notes		3,248	331
Payments on perpetual subordinated notes	(339)	(313)	(315)
Other transactions with non-controlling interests	(49)	652	(204)
Net issuance (repayment) of non-current debt	1,108	(359)	15,800
Increase (decrease) in current borrowings	(6,073)	(10,856)	(6,501)
Increase (decrease) in current financial assets and liabilities	3,944	(8,075)	(604)
Cash flow from / (used in) financing activities	(19,272)	(25,497)	1,398
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,979	(8,743)	3,122
Effect of exchange rates	(1,295)	(1,183)	794
Cash and cash equivalents at the beginning of the period	21,342	31,268	27,352
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 33,026	$ 21,342	$ 31,268